Restricted Net Assets	6 Months Ended
Jun. 30, 2023
Restricted Assets [Abstract]
Restricted Net Assets
27.
RESTRICTED NET ASSETS

The Company's ability to pay dividends may depend on the Company receiving distributions of funds from its subsidiaries. The Company's PRC subsidiaries are subject to relevant PRC statutory laws and regulations which permit payments of dividends only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In the event of such dividends being declared, there would be PRC withholding tax on such dividends. The results of operations reflected in the unaudited condensed consolidated financial statements prepared in accordance with IAS 34 differ from those reflected in the statutory financial statements of the Company's PRC subsidiaries. Foreign exchange and other regulations in the PRC further restrict the Company's PRC subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. As of December 31, 2022 and June 30, 2023, amounts restricted are the paid-in capital of the Company's PRC subsidiaries, which amounted to US$52.298 million and US$50.0 million, respectively.